OTHER NON-CURRENT ASSETS - Schedule of Other Non-Current Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of other non-current assets:
Other non-current assets	$ 746	$ 1,494
Non-current prepayment (note 26)	3,443	0
Mark-to-market interest rate swaps valuation (note 24)	0	1,285
Other non-current assets	4,189	2,779
NR Satu
Components of other non-current assets:
Capitalized commission expenses and lease incentives	700	1,500
Amortization expense	$ 700	$ 700	$ 700